INTANGILE ASSETS AND GOODWILL - Summary of Movement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		$ 210,723,000	$ 94,645,000
Ending balance	$ 414,674,000	414,674,000	210,723,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		262,383,000	143,167,000
Additions		231,988,000	108,192,000
Transfers		(696,000)	(4,000)
Disposals		(1,118,000)	(11,000)
Foreign exchange differences		(7,275,000)	10,620,000
Additions through business combinations under common control			414,000
Additions through business combinations			5,000
Ending balance	485,282,000	485,282,000	262,383,000
Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(51,660,000)	(48,522,000)
Transfers		385,000	5,000
Disposals		276,000	5,000
Foreign exchange differences		730,000	(1,629,000)
Amortization		(2,771,000)	(1,055,000)
Impairments		(17,568,000)	(420,000)
Additions through business combinations under common control			(44,000)
Ending balance	(70,608,000)	(70,608,000)	(51,660,000)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		33,000	0
Ending balance	30,000	30,000	33,000
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		35,000	7,000
Additions		0	30,000
Transfers		0	(4,000)
Disposals		0	0
Foreign exchange differences		(3,000)	2,000
Additions through business combinations under common control			0
Additions through business combinations			0
Ending balance	32,000	32,000	35,000
Goodwill | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(2,000)	(7,000)
Transfers		0	5,000
Disposals		0	0
Foreign exchange differences		0	0
Amortization		0
Impairments		0	0
Additions through business combinations under common control			0
Ending balance	(2,000)	(2,000)	(2,000)
Assets under construction
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		207,142,000	93,228,000
Ending balance	408,193,000	408,193,000	207,142,000
Assets under construction | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		256,200,000	140,353,000
Additions		225,885,000	105,519,000
Transfers		(311,000)	0
Disposals		(834,000)	0
Foreign exchange differences		(7,099,000)	10,328,000
Additions through business combinations under common control			0
Additions through business combinations			0
Ending balance	473,841,000	473,841,000	256,200,000
Assets under construction | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(49,058,000)	(47,125,000)
Transfers		0	0
Disposals		0	0
Foreign exchange differences		653,000	(1,513,000)
Amortization		0
Impairments	(16,126,960)	(17,243,000)	(420,000)
Additions through business combinations under common control
Ending balance	(65,648,000)	(65,648,000)	(49,058,000)
Intangible Assets Under Development, Equipment, Tolling And Parts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		41,977,833	18,175,106
Patent, trademarks and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		471,000	98,000
Ending balance	74,000	74,000	471,000
Patent, trademarks and other rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		573,000	117,000
Additions		0	0
Transfers		0	0
Disposals		0	0
Foreign exchange differences		(5,000)	42,000
Additions through business combinations under common control			414,000
Additions through business combinations			0
Ending balance	568,000	568,000	573,000
Patent, trademarks and other rights | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(102,000)	(19,000)
Transfers		0	0
Disposals		0	0
Foreign exchange differences		6,000	(8,000)
Amortization		(73,000)	(31,000)
Impairments		(325,000)
Additions through business combinations under common control			(44,000)
Ending balance	(494,000)	(494,000)	(102,000)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		3,077,000	1,319,000
Ending balance	6,377,000	6,377,000	3,077,000
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		5,575,000	2,690,000
Additions		6,103,000	2,643,000
Transfers		(385,000)	0
Disposals		(284,000)	(11,000)
Foreign exchange differences		(168,000)	248,000
Additions through business combinations under common control			0
Additions through business combinations			5,000
Ending balance	10,841,000	10,841,000	5,575,000
Software | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(2,498,000)	(1,371,000)
Transfers		385,000	0
Disposals		276,000	5,000
Foreign exchange differences		71,000	(108,000)
Amortization		(2,698,000)	(1,024,000)
Impairments		0
Additions through business combinations under common control			0
Ending balance	$ (4,464,000)	$ (4,464,000)	$ (2,498,000)